Taxes On Income (Schedule Of Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current taxes: Domestic	$ 41,553	$ 40,357	$ 36,888
Current taxes: Foreign	4,045	6,593	9,635
Taxes on income, current	45,598	46,950	46,523
Adjustment for previous years: Domestic	(19,404)	(10,681)	82,407
Adjustment for previous years: Foreign	(330)	(124)	16
Adjustment for previous years, total	(19,734)	(10,805)	82,423
Deferred income tax: Domestic	(5,434)	(6,607)	342
Deferred income tax: Foreign	2,483	(5,407)	2,099
Deferred income tax expense (benefit), total	(2,951)	(12,014)	2,441
Domestic	16,715	23,069	119,637
Foreign	6,198	1,062	11,750
Actual tax expenses	$ 22,913	$ 24,131	$ 131,387